UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND APRIL 30, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 88.6%

	Shares	Value
ARGENTINA — 1.8%
Grupo Financiero Galicia ADR	168,917	$10,797,175
Loma Negra Cia Industrial Argentina ADR *	155,274	3,220,383

		14,017,558

BELGIUM — 1.4%
Anheuser-Busch InBev ADR	108,078	10,816,446

BRAZIL — 5.2%
Ambev ADR	1,045,217	6,919,337
Brasil Bolsa Balcao*	2,700,729	19,552,544
Equatorial Energia	181,502	3,700,607
Raia Drogasil*	459,044	9,044,787

		39,217,275

CHINA — 26.6%
51job ADR *	77,226	6,374,234
Alibaba Group Holding ADR *	118,895	21,227,513
Baidu ADR *	44,453	11,153,258
China Construction Bank, Cl H	10,668,387	11,205,671
China Gas Holdings	4,366,791	15,749,009
China Resources Gas Group	2,033,851	7,502,311
Industrial & Commercial Bank of China, Cl H	17,825,299	15,696,359
JD.com ADR *	292,153	10,666,506
Jiangsu Hengrui Medicine, Cl A	254,776	3,346,311
Kweichow Moutai, Cl A	51,109	5,327,485
New Oriental Education & Technology Group ADR	120,149	10,794,186
Noah Holdings ADR *	144,173	7,449,419
Ping An Insurance Group of China, Cl H	2,509,656	24,645,416
Shanghai International Airport, Cl A	597,883	4,682,944
Tencent Holdings	748,437	36,876,506
Wuliangye Yibin, Cl A	315,692	3,370,025
Yunnan Baiyao Group, Cl A	270,848	4,046,434

		200,113,587

HONG KONG — 3.0%
AIA Group	2,544,759	22,800,451

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND APRIL 30, 2018 (Unaudited)

HUNGARY — 1.0%
OTP Bank Nyrt	175,321	7,666,948

INDIA — 12.6%
HDFC Bank ADR	286,797	27,478,021
Housing Development Finance	1,335,507	37,639,803
InterGlobe Aviation (A)	485,006	10,167,512
Kotak Mahindra Bank	246,870	4,475,723
Power Grid Corp of India	983,645	3,060,862
Reliance Industries	833,576	12,016,482

		94,838,403

INDONESIA — 7.7%
Bank Central Asia	18,779,812	29,806,575
Bank Rakyat Indonesia Persero	48,377,063	11,186,313
Sarana Menara Nusantara	37,040,456	8,400,164
Telekomunikasi Indonesia Persero	28,881,463	7,921,203

		57,314,255

MEXICO — 2.1%
Fomento Economico Mexicano ADR	38,807	3,751,085
Grupo Aeroportuario del Pacifico, Cl B	768,473	7,948,980
Infraestructura Energetica Nova	953,125	4,182,004

		15,882,069

NETHERLANDS — 6.3%
ASML Holding	91,537	17,274,731
Heineken	287,019	30,197,560

		47,472,291

RUSSIA — 0.4%
TCS Group Holding GDR	138,238	2,855,591

SOUTH AFRICA — 1.6%
Discovery	846,411	11,751,789

SOUTH KOREA — 6.4%
LG Household & Health Care	5,273	6,753,186
Samsung Electronics	11,582	28,625,638
Samsung Electronics GDR	10,025	12,353,840

		47,732,664

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND APRIL 30, 2018 (Unaudited)

TAIWAN — 3.3%
Taiwan Semiconductor Manufacturing	2,715,577	20,701,427
Taiwan Semiconductor Manufacturing ADR	101,339	3,896,484

		24,597,911

THAILAND — 3.9%
CP ALL	8,096,121	22,288,119
Kasikornbank NVDR	1,115,236	6,882,099

		29,170,218

UNITED KINGDOM — 2.3%
Coca-Cola HBC	505,420	16,968,353

UNITED STATES — 3.0%

Consumer Discretionary — 0.8%
Wynn Resorts	30,108	5,605,809

Information Technology — 2.2%
MercadoLibre*	16,346	5,551,265
NVIDIA	51,344	11,547,266

		17,098,531

Total Common Stock (Cost $635,125,709)		665,920,149

PARTICIPATION NOTES — 5.1%

CHINA — 5.1%
Hangzhou Hikvision Digital Technology, Expires *	2,084,937	12,548,375
Jiangsu Hengrui Medicine, Expires	548,990	7,164,415
Kweichow Moutai, Expires *	122,802	12,718,761
Wuliangye Yibin, Expires	561,664	5,968,862

Total Participation Notes (Cost $35,896,240)		38,400,413

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND APRIL 30, 2018 (Unaudited)

PREFERRED STOCK — 1.9%

	Shares	Value
BRAZIL — 1.9%
Itau Unibanco Holding , 0.50% (Cost $12,811,940)	980,241	14,297,348

Total Investments— 95.6% (Cost $683,833,889)		$718,617,910

Percentages are based on Net Assets of $751,599,970.

*	Non-income producing security.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

ADR	—	American Depositary Receipt
Cl	—	Class
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depository Receipt

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND APRIL 30, 2018 (Unaudited)

The following is a list of the inputs used as of April 30, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$—	$—	$—	$—
Argentina	14,017,558	—	—	14,017,558
Belgium	10,816,446	—	—	10,816,446
Brazil	39,217,275	—	—	39,217,275
China	67,665,116	132,448,471	—	200,113,587
Hong Kong	—	22,800,451	—	22,800,451
Hungary	—	7,666,948	—	7,666,948
India	27,478,021	67,360,382	—	94,838,403
Indonesia	—	57,314,255	—	57,314,255
Mexico	15,882,069	—	—	15,882,069
Netherlands	—	47,472,291	—	47,472,291
Russia	—	2,855,591	—	2,855,591
South Africa	—	11,751,789	—	11,751,789
South Korea	—	47,732,664	—	47,732,664
Taiwan	3,896,484	20,701,427	—	24,597,911
Thailand	—	29,170,218	—	29,170,218
United Kingdom	—	16,968,353	—	16,968,353
United States	22,704,340	—	—	22,704,340

Total Common Stock	201,677,309	464,242,840	—	665,920,149

Participation Notes	—	—	—	—
China	—	38,400,413	—	38,400,413

Total Participation Notes	—	38,400,413	—	38,400,413

Preferred Stock	14,297,348	—	—	14,297,347

Total Investments in Securities	$215,974,657	$502,643,253	$—	$718,617,910

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Level 1 and Level 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays.

Transfers, if any, between levels are considered to have occurred as of the end of each reporting period for purposes of this report. Comparing this reporting period ending on April 30, 2018 to the prior reporting period ending on November 30, 2017, there were transfers of $380,875,524 from Level 1 to Level 2 resulting from the fair valuation of foreign equity securities on April 30, 2018.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND APRIL 30, 2018 (Unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent prospectus or semi-annual financial statements.

GQG-QH-001-0300

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 26, 2018